Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
	PEO		Average of Non-PEO NEOs		Value of $100 Initial Investment Based On:
Year[1]	SCT Total Compensation	Compensation Actually Paid[2]	SCT Total Compensation	Compensation Actually Paid[2]	Cumulative TSR[3]	Net (Loss) Income ($000)
2024	$484,855	$484,855	$339,729	$339,729	$0.16	$(9,072)
2023	$444,782	$444,782	$364,018	$364,102	$0.56	$(12,010)
2022	$605,963	$605,963	$403,239	$388,311	$8.82	$6,466

PEO Total Compensation Amount		$ 484,855	$ 444,782	$ 605,963
PEO Actually Paid Compensation Amount	[1]	484,855	444,782	605,963
Non-PEO NEO Average Total Compensation Amount		339,729	364,018	403,239
Non-PEO NEO Average Compensation Actually Paid Amount	[1]	$ 339,729	364,102	388,311
Equity Valuation Assumption Difference, Footnote [Text Block]

	2022		2023		2024
	CEO	Other NEOs	CEO	Other NEOs	CEO	Other NEOs

Summary Compensation Table Reported Compensation	$605,963	$403,239	$444,782	$364,018	$484,855	$339,729

Deduct: Grant date fair values of equity awards reported in “Stock Awards” column of the SCT for the covered FY (b)	$-	$192,344	$105,840	$78,351	$55,278	$39,229

Deduct: For any awards granted in any prior FY that were forfeited during the covered FY, the fair value at the end of the prior FY	$-	$-	$-	$-	$-	$-

Add: Fair values as of the end of the covered FY of all equity awards granted during the covered FY that are outstanding and unvested as of the end of such covered FY	$-	$-	$-	$-	$-	$-

Add: The change in fair value (whether positive or negative) as of the end of the covered FY of any equity awards granted in any prior FY that are outstanding and unvested as of the end of such covered FY	$-	$-	$-	$-	$-	$-

Add: For awards that are granted and vest in the same FY, the fair value as of the vesting date	$-	$191,562	$105,840	$78,435	$55,278	$39,229

Add: The change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior FY for which all applicable vesting conditions were satisfied at the end of or during the covered FY	$-	$(14,146)	$-	$-	$-	$-

Total Compensation Actually Paid	$605,963	$388,311	$444,782	$364,102	$484,855	$339,729

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Amount	[2]	$ 0.16	0.56	8.82
Net Income (Loss) Attributable to Parent		$ (9,072,000)	$ (12,010,000)	$ 6,466,000
PEO Name		Ezra Beyman	Ezra Beyman	Ezra Beyman
PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 484,855	$ 444,782	$ 605,963
PEO Actually Paid Compensation Amount		484,855	444,782	605,963
PEO [Member] | Grant Date Fair Values Of Equity Awards Reported In “Stock Awards” Column Of The SCT For The Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		55,278	105,840
PEO [Member] | For Any Awards Granted In Any Prior FY That Were Forfeited During The Covered FY, The Fair Value At The End of the Prior FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Fair Values As Of The End Of The Covered FY Of All Equity Awards Granted During The Covered FY That Are Outstanding And Unvested As Of The End Of Such Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | The Change In Fair Value (Whether Positive Or Negative) As Of The End Of The Covered FY Of Any Equity Awards Granted In Any Prior FY That Are Outstanding And Unvested As Of The End Of Such Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | For Awards That Are Granted And Vest In The Same Fy, The Fair Value As Of The Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		55,278	105,840
PEO [Member] | The Change In Fair Value (Whether Positive Or Negative) As Of The Vesting Date Of Any Awards Granted In Any Prior FY For Which All Applicable Vesting Conditions Were Satisfied At The End Of Or During The Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		339,729	364,018	403,239
PEO Actually Paid Compensation Amount		339,729	364,102	388,311
Non-PEO NEO [Member] | Grant Date Fair Values Of Equity Awards Reported In “Stock Awards” Column Of The SCT For The Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		39,229	78,351	192,344
Non-PEO NEO [Member] | For Any Awards Granted In Any Prior FY That Were Forfeited During The Covered FY, The Fair Value At The End of the Prior FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Fair Values As Of The End Of The Covered FY Of All Equity Awards Granted During The Covered FY That Are Outstanding And Unvested As Of The End Of Such Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | The Change In Fair Value (Whether Positive Or Negative) As Of The End Of The Covered FY Of Any Equity Awards Granted In Any Prior FY That Are Outstanding And Unvested As Of The End Of Such Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | For Awards That Are Granted And Vest In The Same Fy, The Fair Value As Of The Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		39,229	78,435	191,562
Non-PEO NEO [Member] | The Change In Fair Value (Whether Positive Or Negative) As Of The Vesting Date Of Any Awards Granted In Any Prior FY For Which All Applicable Vesting Conditions Were Satisfied At The End Of Or During The Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ (14,146)

[1]	Amounts reported in this column are based on total compensation reported for our PEO and our non-PEO NEOs in the Summary Compensation Table for the indicated reporting and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.
[2]	Total shareholder return (“TSR”) was calculated from December 31, 2021.